Offsetting Assets and Liabilities (Tables)	6 Months Ended
Sep. 30, 2018
Text Block [Abstract]
Gross Amounts Recognized, Gross Amounts Offset, and Net Amounts Presented in Consolidated Balance Sheets Regarding to Derivative Assets and Liabilities and Other Assets and Liabilities

The gross amounts recognized, gross amounts offset, and net amounts presented in the consolidated balance sheets regarding to derivative assets and liabilities and other assets and liabilities as of March 31, 2018 and September 30, 2018 are as follows.

March 31, 2018

	Millions of yen
	Gross amounts recognized	Gross amounts offset in the consolidated balance sheets	Net amounts presented in the consolidated balance sheets	Gross amounts not offset in the consolidated balance sheets*1		Net amount
				Financial instruments	Collateral received/pledged
Derivative assets	¥21,831	¥(2,105)	¥19,726	¥(820)	¥(6,497)	¥12,409
Reverse repurchase, securities borrowing, and similar arrangements *2	5,784	(5,590)	194	0	0	194

Total assets	¥27,615	¥(7,695)	¥19,920	¥(820)	¥(6,497)	¥12,603

Derivative liabilities	¥12,400	¥(2,105)	¥10,295	¥0	¥(180)	¥10,115
Repurchase, securities lending, and similar arrangements *2	5,590	(5,590)	0	0	0	0

Total liabilities	¥17,990	¥(7,695)	¥10,295	¥0	¥(180)	¥10,115

September 30, 2018

	Millions of yen
	Gross amounts recognized	Gross amounts offset in the consolidated balance sheets	Net amounts presented in the consolidated balance sheets	Gross amounts not offset in the consolidated balance sheets*1		Net amount
				Financial instruments	Collateral received/pledged
Derivative assets	¥13,498	¥(670)	¥12,828	¥(216)	¥0	¥12,612
Reverse repurchase, securities borrowing, and similar arrangements *2	829	(829)	0	0	0	0

Total assets	¥14,327	¥(1,499)	¥12,828	¥(216)	¥0	¥12,612

Derivative liabilities	¥28,795	¥(670)	¥28,125	¥(2,649)	¥(1,509)	¥23,967
Repurchase, securities lending, and similar arrangements *2	1,425	(829)	596	0	0	596

Total liabilities	¥30,220	¥(1,499)	¥28,721	¥(2,649)	¥(1,509)	¥24,563

*1	The balances related to enforceable master netting agreements or similar agreements which were not offset in the consolidated balance sheets.
*2

Reverse repurchase agreements and securities borrowing, and similar transactions are reported within other assets in the consolidated balance sheets. Repurchase agreements and securities lending, and similar transactions are reported within other liabilities in the consolidated balance sheets.